DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

May 4, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Communications Fund, DWS RREEF Real Estate Securities Fund and DWS RREEF Global Real Estate Securities Fund (the “Funds”), each a series of Deutsche DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 199 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 28, 2022.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.